UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number:	811-22301

GROWTH CAPITAL TEI PORTFOLIO, LLC

(Exact name of registrant as specified in charter)

3801 PGA BLVD., SUITE 555
PALM BEACH GARDENS, FL 33410

(Address of principal executive offices) (Zip code)

Ginny Neal
GenSpring Family Offices, LLC
3801 PGA Blvd., Suite 555
Palm Beach Gardens, FL 33410

(Name and address of agent for service)

Registrant's telephone number, including area code: (561) 746-8444

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 through June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

The Registrant commenced operations on July 1, 2009, and, therefore, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Growth Capital TEI Portfolio. LLC

By:	/s/ Ginny R. Neal
Ginny R. Neal
Secretary

Date:	August 28, 2009